Inventories (Narrative) (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Inventories [Abstract]
Increase (decrease) in provisions for slow-moving and redundant stock	R (1)	R 32
Provision for slow moving and redundant stock	R 281	R 282